UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07470

EAGLE SERIES TRUST

(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway

St. Petersburg, FL 33716

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-8143

SUSAN L. WALZER, PRINCIPAL EXECUTIVE OFFICER

880 Carillon Parkway

St. Petersburg, FL 33716

(Name and Address of Agent for Service)

Copy to:

KATHY KRESCH INGBER, ESQ.

K&L Gates LLP

1601 K Street, NW

Washington, D.C. 20006

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Item 1. Schedule of Investments

Investment Portfolios

(UNAUDITED) | 07.31.2015

EAGLE INTERNATIONAL STOCK FUND

COMMON STOCKS—96.1%	Shares	Value

Australia—6.4%
Aristocrat Leisure Ltd.	35,071	$220,219
Australia & New Zealand Banking Group Ltd.	4,373	104,460
CSL Ltd.	375	27,093
Echo Entertainment Group Ltd.	62,815	230,491
GUD Holdings Ltd.	3,957	27,010
Macquarie Group Ltd.	521	31,285
Qantas Airways Ltd.*	111,395	305,340
Western Areas Ltd.	17,544	39,754

Belgium—0.6%
Anheuser-Busch InBev N.V.	759	90,465

Britain—14.2%
AstraZeneca PLC	1,664	112,073
Aviva PLC	15,117	122,759
BAE Systems PLC	19,903	149,253
Barclays PLC	46,423	209,053
Bellway PLC	1,664	62,652
Bovis Homes Group PLC	1,643	29,283
British American Tobacco PLC	448	26,592
Britvic PLC	2,039	21,860
BT Group PLC	28,166	204,290
GlaxoSmithKline PLC	1,415	30,767
HSBC Holdings PLC	17,168	155,420
Imperial Tobacco Group PLC	7,076	371,840
International Consolidated Airlines Group S.A.*	9,258	76,989
Lloyds Banking Group PLC	151,913	197,817
Marks & Spencer Group PLC	4,235	35,978
Prudential PLC	5,186	122,088
Taylor Wimpey PLC	60,411	183,399
The British Land Co. PLC	4,994	65,589

Denmark—4.6%
AP Moeller - Maersk A/S, Class B	62	105,571
Danske Bank A/S	9,582	299,242
DFDS A/S	230	31,581
Novo Nordisk A/S, Class B	3,021	178,372
Sydbank A/S	2,465	93,197

France—7.1%
Cap Gemini S.A.	649	62,046
Cie de Saint-Gobain S.A.	853	40,437
Cie Generale des Etablissements Michelin	1,313	128,627
Credit Agricole S.A.	4,173	65,743
Orange S.A.	10,811	177,326
Pernod Ricard S.A.	372	44,552
Renault S.A.	3,017	277,598
Societe Generale S.A.	2,705	132,803
TOTAL S.A.	3,226	159,699

Germany—12.8%
Allianz SE	1,041	170,463
Bayer AG	2,498	368,993
Commerzbank AG*	8,147	105,661
Daimler AG	4,183	373,904
Deutsche Bank AG	2,081	73,361
Deutsche Lufthansa AG*	1,969	26,706
Fresenius SE & Co. KGaA	4,058	280,014
HeidelbergCement AG	2,702	206,091
Merck KGaA	495	50,351
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	354	65,133
Rheinmetall AG	686	37,350

COMMON STOCKS—96.1%	Shares	Value

Germany (cont’d)
Volkswagen AG	1,072	$216,686

Hong Kong—0.7%
Wheelock and Co. Ltd.	21,000	108,408

Ireland—0.4%
Shire PLC	656	58,290

Israel—2.9%
Israel Discount Bank Ltd., Class A*	41,516	83,647
Teva Pharmaceutical Industries Ltd.	5,161	357,838

Italy—1.8%
Enel SpA	33,014	155,400
Saras SpA*	40,668	92,059
Unipol Gruppo Finanziario SpA	6,011	32,242

Japan—26.2%
AIN Pharmaciez, Inc.	800	38,117
Alps Electric Co. Ltd.	8,100	255,872
Bridgestone Corp.	5,200	196,277
Calsonic Kansei Corp.	13,000	94,723
Fuji Heavy Industries Ltd.	2,100	77,884
FUJIFILM Holdings Corp.	6,300	250,639
Fujitsu Ltd.	11,000	57,745
Furuno Electric Co. Ltd.	3,100	22,833
Heiwa Corp.	3,100	68,111
Hoya Corp.	1,300	55,048
Iida Group Holdings Co. Ltd.	4,000	70,230
ITOCHU Corp.	14,300	175,979
JX Holdings, Inc.	48,900	208,763
KDDI Corp.	6,300	160,579
Marubeni Corp.	40,300	224,716
MITSUBA Corp.	2,100	46,495
Mitsubishi Corp.	4,200	90,971
Mitsubishi UFJ Financial Group, Inc.	28,100	204,059
Nippon Suisan Kaisha Ltd.	14,600	45,992
Nippon Telegraph and Telephone Corp.	10,400	400,554
Nipro Corp.	10,400	110,013
NTT DOCOMO, Inc.	8,100	171,250
Oki Electric Industry Co. Ltd.	32,000	65,713
Open House Co. Ltd.	5,600	93,270
Sanden Holdings Corp.	9,000	38,415
Sojitz Corp.	80,100	185,264
Sumitomo Corp.	16,400	187,036
Sumitomo Mitsui Financial Group, Inc.	2,100	94,230
TDK Corp.	1,900	132,702
Toho Holdings Co. Ltd.	1,000	24,892
Toyota Motor Corp.	2,800	186,456

Netherlands—3.6%
Heineken N.V.	1,821	143,474
ING Groep N.V., CVA	14,078	239,493
Koninklijke Ahold N.V.	1,942	38,657
Royal Dutch Shell PLC, Class B	4,453	129,380

New Zealand—0.3%
Air New Zealand Ltd.	22,267	38,804

Norway—0.1%
Kongsberg Automotive ASA*	27,794	17,455

Singapore—2.0%
DBS Group Holdings Ltd.	3,700	54,728

        |     The accompanying notes are an integral part of the Investment Portfolios.

Investment Portfolios

(UNAUDITED) | 07.31.2015

EAGLE INTERNATIONAL STOCK FUND (cont’d)

COMMON STOCKS—96.1%	Shares	Value

Singapore (cont’d)
Oversea-Chinese Banking Corp. Ltd.	21,500	$161,967
Singapore Telecommunications Ltd.	28,100	83,776

South Africa—0.5%
Investec PLC	8,101	74,071

Spain—1.5%
Almirall S.A.	1,988	39,060
Banco Santander S.A.	6,138	42,361
CIE Automotive S.A.	2,789	44,138
Iberdrola S.A.	15,649	110,406

Sweden—6.3%
Boliden AB	11,033	204,047
Loomis AB, Class B	874	24,437
Meda AB, Class A	8,226	134,259
Skandinaviska Enskilda Banken AB, Class A	17,136	206,583
Svenska Cellulosa AB SCA, Class B	2,955	84,128
Telefonaktiebolaget LM Ericsson, Class B	9,757	104,393
TeliaSonera AB	12,133	73,768
Tethys Oil AB	2,227	13,230
Volvo AB, Class B	10,817	128,022

Switzerland—4.1%
Kaba Holding AG, Class B*	115	73,548
LafargeHolcim Ltd.*	354	24,655
Novartis AG	4,295	446,257
Roche Holding AG	224	64,699
Ypsomed Holding AG*	259	28,733
Total common stocks (cost $13,833,155)		14,776,567

Total investment portfolio (cost $13,833,155) 96.1% ‡		14,776,567

Other assets in excess of liabilities 3.9%		607,049

Total net assets 100.0%		$15,383,616

*	Non-income producing security
‡	As of July 31, 2015, aggregate cost for federal income tax purposes was $13,856,070. Net unrealized appreciation (depreciation) on a tax-basis was $920,497, including aggregate gross unrealized appreciation and depreciation of $1,444,859 and $(524,362), respectively. The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales.

CVA—Dutch certification

Sector allocation
Sector	Percent of net assets
Consumer, cyclical	26.4%
Financial	22.1%
Consumer, non-cyclical	21.2%
Communications	9.4%
Industrial	8.2%
Energy	3.9%
Utilities	1.7%
Technology	1.6%
Basic materials	1.6%

The accompanying notes are an integral part of the Investment Portfolios.    |

Investment Portfolios

(UNAUDITED) | 07.31.2015

EAGLE INTERNATIONAL STOCK FUND (cont’d)

Industry allocation
Industry	Value	Percent of net assets
Banks	$2,597,896	16.9%
Pharmaceuticals	1,865,851	12.1%
Telecommunications	1,441,649	9.4%
Auto manufacturers	1,260,550	8.1%
Distribution/wholesale	863,966	5.6%
Auto parts & equipment	603,480	3.9%
Oil & gas	603,131	3.9%
Insurance	512,685	3.3%
Airlines	447,839	2.9%
Electronics	407,301	2.7%
Agriculture	398,432	2.6%
Home builders	345,564	2.3%
Healthcare services	318,131	2.1%
Beverages	300,351	2.0%
Entertainment	288,330	1.9%
Miscellaneous manufacturer	277,649	1.8%
Building materials	271,183	1.8%
Electric	265,806	1.7%
Computers	252,493	1.6%
Mining	243,801	1.6%
Lodging	230,491	1.5%
Real estate	201,678	1.3%
Aerospace/defense	149,253	1.0%
Healthcare products	138,746	0.9%
Transportation	137,152	0.9%
Food	84,649	0.6%
Cosmetics/personal care	84,128	0.5%
Real estate investment trusts (REITs)	65,589	0.4%
Retail	35,978	0.2%
Diversified financial services	31,285	0.2%
Biotechnology	27,093	0.2%
Commercial services	24,437	0.2%
Total investment portfolio	$14,776,567	96.1%

        |     The accompanying notes are an integral part of the Investment Portfolios.

Investment Portfolios

(UNAUDITED) | 07.31.2015

EAGLE INVESTMENT GRADE BOND FUND

CORPORATE BONDS—44.9%	Principal amount (in thousands)	Value
Advertising—1.0%
The Interpublic Group of Cos., Inc., 4.20%, 04/15/24	$500	$508,172

Aerospace/defense—1.0%
Harris Corp., 2.70%, 04/27/20	500	492,078

Airlines—0.5%
Southwest Airlines Co., 2.75%, 11/06/19	250	253,797

Banks—7.4%
BB&T Corp., 2.45%, 01/15/20	250	251,343
Capital One NA, 2.40%, 09/05/19	250	247,958
Citigroup, Inc., 2.55%, 04/08/19	250	252,345
Citizens Bank NA, 2.45%, 12/04/19	250	249,568
First Tennessee Bank NA, 2.95%, 12/01/19	250	251,086
JPMorgan Chase & Co., 2.20%, 10/22/19	250	249,477
KeyBank NA, 1.70%, 06/01/18	250	249,325
Manufacturers & Traders Trust Co., 2.30%, 01/30/19	250	250,901
Morgan Stanley, 5.50%, 07/24/20	250	281,332
National Australia Bank Ltd., 144A, 2.25%, 07/01/19 (a)	500	501,735
PNC Bank NA, 2.30%, 06/01/20	250	247,828
Regions Financial Corp., 2.00%, 05/15/18	225	224,223
The Goldman Sachs Group, Inc., 2.55%, 10/23/19	250	251,271
The Huntington National Bank, 2.40%, 04/01/20	250	246,281

Biotechnology—0.3%
Celgene Corp., 3.95%, 10/15/20	135	142,039

Chemicals—0.9%
PetroLogistics LP/PetroLogistics Finance Corp., 6.25%, 04/01/20	440	465,984

Commercial services—1.5%
ERAC USA Finance LLC, 144A, 2.35%, 10/15/19 (a)	250	249,084
Moody’s Corp., 2.75%, 07/15/19	500	507,376

Computers—0.5%
NetApp, Inc., 3.38%, 06/15/21	250	247,670

Diversified financial services—1.5%
BlackRock, Inc., 5.00%, 12/10/19	250	279,502
Legg Mason, Inc., 2.70%, 07/15/19	250	250,166
Synchrony Financial, 3.00%, 08/15/19	250	251,492

Electric—2.5%
Berkshire Hathaway Energy Co., 2.40%, 02/01/20	250	249,979
Exelon Generation Co. LLC, 5.20%, 10/01/19	250	275,521
NextEra Energy Capital Holdings, Inc., 2.70%, 09/15/19	250	252,505
PG&E Corp., 2.40%, 03/01/19	250	250,920
The Southern Co., 2.15%, 09/01/19	250	247,664

Electronics—1.0%
Amphenol Corp., 3.13%, 09/15/21	250	249,778
Keysight Technologies, Inc., 144A, 3.30%, 10/30/19 (a)	250	249,580

Food—1.5%
Ingredion, Inc., 1.80%, 09/25/17	250	249,279
Kraft Heinz Foods Co., 144A, 2.80%, 07/02/20 (a)	250	251,460

CORPORATE BONDS—44.9%	Principal amount (in thousands)	Value
Food (cont’d)
The J.M. Smucker Co., 144A, 2.50%, 03/15/20 (a)	$250	$249,543

Gas—0.5%
Dominion Gas Holdings LLC, 2.50%, 12/15/19	250	251,936

Healthcare products—1.7%
CareFusion Corp., 6.38%, 08/01/19	103	117,827
Edwards Lifesciences Corp., 2.88%, 10/15/18	250	254,645
Medtronic, Inc., 144A, 3.15%, 03/15/22 (a)	250	250,512
Zimmer Biomet Holdings, Inc., 2.70%, 04/01/20	250	249,105

Healthcare services—2.5%
Aetna, Inc., 3.95%, 09/01/20	500	527,200
Roche Holdings, Inc., 144A, 2.88%, 09/29/21 (a)	500	507,418
UnitedHealth Group, Inc., 2.30%, 12/15/19	250	250,286

Housewares—0.5%
Newell Rubbermaid, Inc., 2.88%, 12/01/19	250	253,075

Insurance—4.5%
Aon Corp., 3.13%, 05/27/16	250	254,549
Assurant, Inc., 2.50%, 03/15/18	500	500,645
Metropolitan Life Global Funding I, 144A, 2.30%, 04/10/19 (a)	500	504,546
TIAA Asset Management Finance Co. LLC, 144A, 4.13%, 11/01/24 (a)	500	508,433
XLIT Ltd., 2.30%, 12/15/18	500	501,821

Internet—3.0%
Alibaba Group Holding Ltd., 144A, 3.13%, 11/28/21 (a)	500	490,692
Baidu, Inc., 3.25%, 08/06/18	500	511,123
Expedia, Inc., 4.50%, 08/15/24	250	252,305
Tencent Holdings Ltd., 144A, 2.88%, 02/11/20 (a)	250	248,939

Media—2.0%
Cox Communications, Inc., 7.25%, 11/15/15	500	508,906
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.88%, 10/01/19	250	282,128
Sky PLC, 144A, 9.50%, 11/15/18 (a)	205	249,539

Miscellaneous manufacturer—1.0%
Crane Co., 2.75%, 12/15/18	250	254,850
Tyco Electronics Group S.A., 2.38%, 12/17/18	250	252,398

Oil & gas—0.4%
CNOOC Nexen Finance ULC, 1.63%, 04/30/17	200	199,939

Pharmaceuticals—2.5%
Bayer US Finance LLC, 144A, 3.00%, 10/08/21 (a)	500	502,494
Hospira, Inc., 6.05%, 03/30/17	250	268,303
Owens & Minor, Inc., 3.88%, 09/15/21	500	519,269

Pipelines—1.1%
Enable Midstream Partners LP, 144A, 2.40%, 05/15/19 (a)	250	238,531
Kinder Morgan Energy Partners LP, 2.65%, 02/01/19	250	246,372
ONEOK Partners LP, 3.80%, 03/15/20	100	102,134

Real estate investment trusts (REITs)—1.0%
Ventas Realty LP / Ventas Capital Corp., 3.13%, 11/30/15	500	503,281

        |     The accompanying notes are an integral part of the Investment Portfolios.

Investment Portfolios

(UNAUDITED) | 07.31.2015

EAGLE INVESTMENT GRADE BOND FUND (cont’d)

CORPORATE BONDS—44.9%	Principal amount (in thousands)	Value
Retail—1.1%
AutoNation, Inc., 6.75%, 04/15/18	$500	$555,000

Semiconductors—0.5%
KLA-Tencor Corp., 3.38%, 11/01/19	250	255,079

Software—2.2%
Broadridge Financial Solutions, Inc., 3.95%, 09/01/20	250	261,670
Intuit, Inc., 5.75%, 03/15/17	250	265,986
Microsoft Corp., 3.63%, 12/15/23	250	261,375
Oracle Corp., 2.50%, 10/15/22	250	241,249
The Dun & Bradstreet Corp., 4.00%, 06/15/20	100	100,779

Transportation—0.8%
J.B. Hunt Transport Services, Inc., 2.40%, 03/15/19	250	251,793
Ryder System, Inc., 2.65%, 03/02/20	150	149,961
Total corporate bonds (cost $22,761,380)		22,834,355

MORTGAGE AND ASSET-BACKED SECURITIES—34.0%
Asset-backed securities—11.8%
AmeriCredit Automobile Receivables Trust, Series 2013-5, Class B, 1.52%, 01/08/19	1,000	1,000,450
BMW Vehicle Lease Trust, Series 2014-1, Class A3, 0.73%, 02/21/17	1,000	999,535
CarMax Auto Owner Trust, Series 2013-4, Class B, 1.71%, 07/15/19	1,000	999,933
Ford Credit Auto Owner Trust, Series 2012-C, Class D, 2.43%, 01/15/19	1,000	1,009,535
Ford Credit Floorplan Master Owner Trust A, Series 2014-1, Class A1, 1.20%, 02/15/19	1,000	1,000,024
Hyundai Auto Receivables Trust, Series 2014-A, Class B, 1.73%, 08/15/19	1,000	1,001,074

Federal agency mortgage-backed obligations—22.2%
Fannie Mae Pool,
Series 0323, Class AS, 2.50%, 08/01/23	424	437,300
Series 0798, Class AK, 3.50%, 01/01/27	505	534,234
Series 0957, Class MA, 3.00%, 01/01/22	787	817,081
Series 1212, Class MA, 2.50%, 10/01/22	872	898,819
Series 1895, Class MA, 2.50%, 05/01/24	476	490,686
Series 1935, Class MA, 3.00%, 06/01/24	446	466,350
Series 2020, Class MA, 2.50%, 09/01/24	472	486,174
Series 2126, Class MA, 3.50%, 12/01/24	686	724,750
Series 2154, Class MA, 3.00%, 01/01/25	531	554,238
Series 2185, Class MA, 3.00%, 02/01/25	465	485,936
Series 2233, Class MA, 2.50%, 04/01/25	478	492,776
Series 2239, Class MA, 3.00%, 04/01/25	957	999,912
Freddie Mac Gold Pool,
Series 13368, Class G, 6.00%, 11/01/23	584	636,821
Series 18509, Class G, 3.50%, 04/01/29	591	624,008
Series 18513, Class G, 3.50%, 05/01/29	352	371,350
Series 18519, Class G, 3.50%, 07/01/29	1,067	1,126,153
Ginnie Mae I Pool, Series 783112, 5.50%, 09/15/22	478	511,530
Ginnie Mae II Pool, Series 5107, 4.00%, 07/20/26	615	650,646
Total mortgage and asset-backed securities (cost $17,332,021)		17,319,315

U.S. TREASURIES—10.8%	Principal amount (in thousands)	Value
U.S. Treasury Notes,
2.13%, 09/30/21	$600	$610,500
2.13%, 05/15/25	250	248,242
2.75%, 11/15/23	1,750	1,838,321
2.75%, 02/15/24	1,100	1,153,625
3.63%, 02/15/21	1,500	1,652,109
Total U.S. Treasuries (cost $5,414,090)		5,502,797

U.S. GOVERNMENT AGENCY SECURITIES—4.0%
Federal Farm Credit Banks, 1.15%, 10/10/17	1,000	1,006,862
Private Export Funding Corp., Series CC, 2.25%, 12/15/17	1,000	1,025,823

Total U.S. Government agency securities (cost $2,006,870)		2,032,685

SUPRANATIONAL BANKS—3.0%
Inter-American Development Bank,
1.75%, 10/15/19	1,000	1,006,190
1.88%, 06/16/20	500	505,078
Total supranational banks (cost $1,495,090)		1,511,268

Total investment portfolio (cost $49,009,451) 96.7% ‡		49,200,420

Other assets in excess of liabilities 3.3%		1,664,830

Total net assets 100.0%		$50,865,250

(a)	Restricted securities deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities. At July 31, 2015, these securities aggregated $5,002,506 or 9.8% of the net assets of the Fund.
‡	As of July 31, 2015, aggregate cost for federal income tax purposes was $49,009,451. Net unrealized appreciation (depreciation) on a tax-basis was $190,969, including aggregate gross unrealized appreciation and depreciation of $311,739 and $(120,770), respectively.

144A—Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

The accompanying notes are an integral part of the Investment Portfolios.    |

Investment Portfolios

(UNAUDITED) | 07.31.2015

EAGLE MID CAP GROWTH FUND

COMMON STOCKS—96.2%	Shares	Value
Airlines—1.9%
Delta Air Lines, Inc.	328,656	$14,572,607
Southwest Airlines Co.	150,707	5,455,593

Apparel—1.2%
Under Armour, Inc., Class A*	129,490	12,862,242

Auto parts & equipment—0.9%
Mobileye N.V.*	161,646	9,714,925

Banks—0.9%
Signature Bank*	68,746	10,008,730

Beverages—5.7%
Constellation Brands, Inc., Class A	202,610	24,317,252
Monster Beverage Corp.*	241,412	37,068,813

Biotechnology—2.5%
BioMarin Pharmaceutical, Inc.*	89,612	13,107,547
Medivation, Inc.*	80,072	8,433,984
Vertex Pharmaceuticals, Inc.*	42,660	5,759,100

Building materials—1.9%
Fortune Brands Home & Security, Inc.	195,437	9,332,117
Martin Marietta Materials, Inc.	72,763	11,410,693

Chemicals—2.2%
Huntsman Corp.	445,123	8,457,337
RPM International, Inc.	113,205	5,305,918
The Sherwin-Williams Co.	36,001	9,999,638

Commercial services—4.0%
CoStar Group, Inc.*	26,638	5,361,963
FleetCor Technologies, Inc.*	35,592	5,510,353
Gartner, Inc.*	112,875	9,997,339
Sabre Corp.	399,704	10,632,126
Towers Watson & Co., Class A	44,096	5,590,491
Verisk Analytics, Inc.*	70,772	5,528,001

Computers—2.8%
Cadence Design Systems, Inc.*	401,045	8,409,914
IHS, Inc., Class A*	95,991	12,001,755
Synopsys, Inc.*	194,929	9,910,190

Distribution/wholesale—1.3%
HD Supply Holdings, Inc.*	382,102	13,679,252

Diversified financial services—3.9%
AerCap Holdings N.V.*	253,483	11,873,144
Ameriprise Financial, Inc.	159,327	20,022,624
TD Ameritrade Holding Corp.	270,729	9,943,876

Electrical components & equipment—1.4%
Acuity Brands, Inc.	76,904	15,472,316

Electronics—3.4%
Amphenol Corp., Class A	174,835	9,862,442
Fitbit, Inc., Class A*	164,773	7,843,195
GoPro, Inc., Class A*	82,350	5,113,935
Sensata Technologies Holding N.V.*	263,936	13,545,196

Engineering & construction—1.7%
SBA Communications Corp., Class A*	155,354	18,754,335

Environmental control—1.8%
Waste Connections, Inc.	376,888	18,893,395

Food—2.1%
The WhiteWave Foods Co.*	438,212	22,620,503

Healthcare products—5.0%
Align Technology, Inc.*	87,340	5,476,218
Edwards Lifesciences Corp.*	83,572	12,716,316
Intuitive Surgical, Inc.*	16,748	8,929,531

COMMON STOCKS—96.2%	Shares	Value
Healthcare products (cont’d)
Sirona Dental Systems, Inc.*	144,839	$15,031,391
The Cooper Companies, Inc.	67,614	11,967,678

Healthcare services—5.7%
Acadia Healthcare Co., Inc.*	74,371	5,933,318
Centene Corp.*	273,431	19,175,716
Cigna Corp.	56,830	8,186,930
Envision Healthcare Holdings, Inc.*	313,979	14,066,259
Universal Health Services, Inc., Class B	98,690	14,332,749

Home builders—1.0%
Lennar Corp., Class A	194,593	10,321,213

Home furnishings—2.1%
Harman International Industries, Inc.	213,358	22,970,122

Household products/wares—1.6%
Church & Dwight Co., Inc.	202,875	17,514,199

Insurance—1.4%
Voya Financial, Inc.	332,253	15,599,278

Internet—3.0%
FireEye, Inc.*	131,368	5,844,562
LinkedIn Corp., Class A*	22,396	4,552,211
Splunk, Inc.*	149,219	10,436,377
TripAdvisor, Inc.*	94,243	7,481,009
Twitter, Inc.*	144,698	4,487,085

Leisure time—3.3%
Brunswick Corp.	206,710	10,974,234
Royal Caribbean Cruises Ltd.	269,691	24,231,736

Lodging—0.9%
Starwood Hotels & Resorts Worldwide, Inc.	125,765	9,993,287

Machinery-diversified—0.5%
The Middleby Corp.*	44,266	5,431,438

Media—2.5%
FactSet Research Systems, Inc.	35,740	5,920,689
Sirius XM Holdings, Inc.*	5,306,017	21,011,827

Miscellaneous manufacturer—2.4%
A.O. Smith Corp.	129,100	9,271,962
Colfax Corp.*	114,843	4,380,112
Hexcel Corp.	237,859	12,342,504

Oil & gas—2.8%
Diamondback Energy, Inc.*	191,267	12,872,269
Gulfport Energy Corp.*	252,254	8,263,841
RSP Permian, Inc.*	341,468	8,468,407

Pharmaceuticals—3.8%
AmerisourceBergen Corp.	95,025	10,048,894
Mylan N.V.*	255,213	14,289,376
Quintiles Transnational Holdings, Inc.*	141,271	10,838,311
VCA, Inc.*	96,515	5,938,568

Real estate investment trusts (REITs)—1.5%
Brixmor Property Group, Inc.	208,905	5,111,906
Crown Castle International Corp.	130,764	10,710,879

Retail—8.8%
AutoZone, Inc.*	15,946	11,177,189
Dick’s Sporting Goods, Inc.	135,070	6,885,869
Dollar Tree, Inc.*	110,537	8,625,202
Domino’s Pizza, Inc.	56,606	6,444,027
Liberty Interactive Corp. QVC Group, Class A*	622,823	18,093,008
Macy’s, Inc.	144,962	10,011,076

        |     The accompanying notes are an integral part of the Investment Portfolios.

Investment Portfolios

(UNAUDITED) | 07.31.2015

EAGLE MID CAP GROWTH FUND (cont’d)

COMMON STOCKS—96.2%	Shares	Value
Retail (cont’d)
O’Reilly Automotive, Inc.*	44,036	$10,582,291
Sally Beauty Holdings, Inc.*	394,100	11,740,239
Tractor Supply Co.	124,044	11,476,551

Semiconductors—4.3%
Atmel Corp.	1,246,289	10,319,273
Cavium, Inc.*	65,537	4,443,409
IPG Photonics Corp.*	127,969	11,801,301
Microchip Technology, Inc.	103,003	4,412,648
Skyworks Solutions, Inc.	158,695	15,182,351

Software—3.7%
ANSYS, Inc.*	144,343	13,589,893
Autodesk, Inc.*	155,594	7,869,945
Cerner Corp.*	71,810	5,150,213
ServiceNow, Inc.*	157,512	12,679,716

Telecommunications—1.6%
Palo Alto Networks, Inc.*	91,133	16,935,245

Transportation—0.7%
Old Dominion Freight Line, Inc.*	98,573	7,210,615
Total common stocks (cost $767,423,007)		1,036,125,304

Total investment portfolio (cost $767,423,007) 96.2% ‡		1,036,125,304

Other assets in excess of liabilities 3.8%		40,563,067

Net assets 100.0%		$1,076,688,371

*	Non-income producing security
‡	As of July 31, 2015, aggregate cost for federal income tax purposes was $767,942,731. Net unrealized appreciation (depreciation) on a tax-basis was $268,182,573, including aggregate gross unrealized appreciation and depreciation of $284,268,427 and $(16,085,854), respectively. The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales.

Sector allocation
Sector	Percent of net assets
Consumer, non-cyclical	30.4%
Consumer, cyclical	21.4%
Industrial	13.8%
Technology	10.8%
Financial	7.7%
Communications	7.1%
Energy	2.8%
Basic materials	2.2%

The accompanying notes are an integral part of the Investment Portfolios.    |

Investment Portfolios

(UNAUDITED) | 07.31.2015

EAGLE MID CAP STOCK FUND

COMMON STOCKS—96.8%	Shares	Value
Aerospace/defense—0.6%
B/E Aerospace, Inc.	38,475	$1,874,117

Apparel—1.6%
Hanesbrands, Inc.	170,688	5,296,449

Auto parts & equipment—1.5%
BorgWarner, Inc.	105,062	5,222,632

Banks—5.4%
East West Bancorp, Inc.	95,855	4,290,470
First Republic Bank	59,349	3,785,873
Signature Bank*	34,996	5,095,068
SVB Financial Group*	35,896	5,136,717

Beverages—2.1%
Constellation Brands, Inc., Class A	58,669	7,041,453

Chemicals—1.7%
Airgas, Inc.	41,435	4,227,199
The Sherwin-Williams Co.	6,064	1,684,336

Commercial services—1.5%
Quanta Services, Inc.*	117,159	3,235,932
Towers Watson & Co., Class A	14,575	1,847,818

Computers—1.5%
Amdocs Ltd.	87,625	5,139,206

Distribution/wholesale—3.1%
Fastenal Co.	97,192	4,068,457
LKQ Corp.*	211,508	6,654,042

Diversified financial services—6.2%
Affiliated Managers Group, Inc.*	31,541	6,557,374
Ameriprise Financial, Inc.	21,688	2,725,531
Invesco Ltd.	124,631	4,810,757
Lazard Ltd., Class A, MLP	48,806	2,704,340
PRA Group, Inc.*	70,250	4,464,387

Electric—1.3%
CMS Energy Corp.	63,901	2,189,248
NRG Energy, Inc.	100,030	2,245,674

Electrical components & equipment—2.2%
AMETEK, Inc.	142,400	7,554,320

Electronics—5.0%
Agilent Technologies, Inc.	74,894	3,066,909
Amphenol Corp., Class A	60,321	3,402,708
FLIR Systems, Inc.	107,297	3,303,675
Mettler-Toledo International, Inc.*	5,184	1,750,118
Sensata Technologies Holding N.V.*	48,544	2,491,278
Trimble Navigation Ltd.*	133,664	3,087,638

Environmental control—2.9%
Stericycle, Inc.*	50,776	7,157,893
Waste Connections, Inc.	55,049	2,759,606

Food—2.3%
The Hain Celestial Group, Inc.*	45,945	3,123,341
The WhiteWave Foods Co.*	93,526	4,827,812

Healthcare products—6.0%
DENTSPLY International, Inc.	48,085	2,736,517
Edwards Lifesciences Corp.*	17,328	2,636,629
IDEXX Laboratories, Inc.*	33,715	2,452,092
Sirona Dental Systems, Inc.*	36,532	3,791,291
The Cooper Companies, Inc.	36,960	6,541,920
Varian Medical Systems, Inc.*	28,848	2,482,947

Healthcare services—3.0%
Acadia Healthcare Co., Inc.*	27,585	2,200,732

COMMON STOCKS—96.8%	Shares	Value
Healthcare services (cont’d)
Envision Healthcare Holdings, Inc.*	99,159	$4,442,323
MEDNAX, Inc.*	41,752	3,533,889

Household products/wares—1.4%
Church & Dwight Co., Inc.	53,736	4,639,029

Insurance—1.6%
Arthur J Gallagher & Co.	114,413	5,426,609

Internet—1.1%
F5 Networks, Inc.*	28,884	3,874,500

Iron/steel—0.8%
Steel Dynamics, Inc.	140,085	2,805,903

Leisure time—3.4%
Jarden Corp.*	126,045	6,932,475
Polaris Industries, Inc.	34,921	4,786,272

Lodging—1.3%
Wyndham Worldwide Corp.	54,249	4,476,628

Machinery-diversified—4.6%
Cognex Corp.	40,060	1,813,516
IDEX Corp.	40,151	3,052,681
Roper Technologies, Inc.	22,267	3,724,601
The Middleby Corp.*	33,186	4,071,922
Wabtec Corp.	30,132	3,049,057

Oil & gas—2.9%
Cimarex Energy Co.	28,289	2,945,451
Concho Resources, Inc.*	20,756	2,211,759
Range Resources Corp.	62,415	2,455,406
Whiting Petroleum Corp.*	102,801	2,106,393

Oil & gas services—1.5%
Core Laboratories N.V.	14,507	1,590,402
FMC Technologies, Inc.*	56,147	1,839,376
Weatherford International PLC*	152,885	1,632,812

Packaging & containers—1.9%
Berry Plastics Group, Inc.*	78,805	2,565,891
Crown Holdings, Inc.*	73,825	3,802,726

Pharmaceuticals—4.3%
Endo International PLC*	34,399	3,011,288
Jazz Pharmaceuticals PLC*	12,990	2,497,198
Perrigo Co. PLC	11,546	2,219,141
Zoetis, Inc.	144,501	7,077,659

Real estate investment trusts (REITs)—2.8%
Boston Properties, Inc.	25,325	3,122,066
Brixmor Property Group, Inc.	110,946	2,714,849
Essex Property Trust, Inc.	17,128	3,852,258

Retail—7.1%
Bloomin’ Brands, Inc.	195,428	4,551,518
Dunkin’ Brands Group, Inc.	83,331	4,490,707
PVH Corp.	33,348	3,869,702
Tractor Supply Co.	69,463	6,426,717
Ulta Salon, Cosmetics & Fragrance, Inc.*	29,936	4,970,274

Semiconductors—3.6%
Microchip Technology, Inc.	143,324	6,140,000
Skyworks Solutions, Inc.	65,719	6,287,337

Software—6.0%
ANSYS, Inc.*	35,318	3,325,189
Fiserv, Inc.*	44,101	3,830,613
Nuance Communications, Inc.*	151,575	2,748,055
Open Text Corp.	52,403	2,384,860

        |     The accompanying notes are an integral part of the Investment Portfolios.

Investment Portfolios

(UNAUDITED) | 07.31.2015

EAGLE MID CAP STOCK FUND (cont’d)

COMMON STOCKS—96.8%	Shares	Value

Software (cont’d)
Qlik Technologies, Inc.*	80,595	$3,260,874
SolarWinds, Inc.*	124,665	4,972,887

Telecommunications—2.0%
NICE-Systems Ltd., Sponsored ADR	105,223	6,793,197

Transportation—2.6%
Expeditors International of Washington, Inc.	66,673	3,124,963
Genesee & Wyoming, Inc., Class A*	33,403	2,378,962
J.B. Hunt Transport Services, Inc.	41,219	3,467,342
Total common stocks (cost $253,706,780)		330,961,783

Total investment portfolio (cost $253,706,780) 96.8% ‡		330,961,783

Other assets in excess of liabilities 3.2%		10,873,940

Net assets 100.0%		$341,835,723

*	Non-income producing security
‡	As of July 31, 2015, aggregate cost for federal income tax purposes was $254,688,357. Net unrealized appreciation (depreciation) on a tax-basis was $76,273,426, including aggregate gross unrealized appreciation and depreciation of $85,496,047 and $(9,222,621), respectively. The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales.

ADR—American depository receipt

MLP—Master limited partnership

Sector allocation

Sector	Percent of net assets
Consumer, non-cyclical	20.6%
Industrial	19.8%
Consumer, cyclical	18.0%
Financial	16.0%
Technology	11.1%
Energy	4.4%
Communications	3.1%
Basic materials	2.5%
Utilities	1.3%

The accompanying notes are an integral part of the Investment Portfolios.    |

Investment Portfolios

(UNAUDITED) | 07.31.2015

EAGLE SMALL CAP GROWTH FUND

COMMON STOCKS—97.7%	Shares	Value
Airlines—1.8%
JetBlue Airways Corp.*	3,518,043	$80,844,628

Apparel—1.4%
Steven Madden Ltd.*	1,449,700	60,423,496
Vince Holding Corp.*	183,894	1,804,000

Auto parts & equipment—1.1%
WABCO Holdings, Inc.*	402,720	49,723,838

Banks—1.2%
Synovus Financial Corp.	1,130,448	35,631,721
UMB Financial Corp.	336,945	18,471,325

Biotechnology—3.8%
Acorda Therapeutics, Inc.*	1,223,871	42,052,208
Alder Biopharmaceuticals, Inc.*	690,364	32,046,697
Atara Biotherapeutics, Inc.*	324,857	18,237,472
Dermira, Inc.*	854,147	19,286,639
Sage Therapeutics, Inc.*	349,573	23,896,810
Seattle Genetics, Inc.*	297,245	14,229,118
Ultragenyx Pharmaceutical, Inc.*	189,646	22,933,891

Building materials—1.9%
Martin Marietta Materials, Inc.	343,637	53,889,154
Trex Co., Inc.*	650,000	29,490,500

Chemicals—2.7%
Chemtura Corp.*	1,016,903	27,893,650
Huntsman Corp.	2,549,902	48,448,138
Quaker Chemical Corp.	500,346	46,382,074

Commercial services—5.7%
Bright Horizons Family Solutions, Inc.*	397,945	23,972,207
ExamWorks Group, Inc.*	573,325	20,112,241
HMS Holdings Corp.*	949,090	10,933,517
LifeLock, Inc.*	2,359,346	18,686,020
Nutrisystem, Inc.	1,127,940	33,894,597
PAREXEL International Corp.*	380,227	26,220,454
Sotheby’s	560,216	23,433,835
Team Health Holdings, Inc.*	885,202	59,671,467
The Advisory Board Co.*	610,611	36,575,599

Computers—4.7%
Electronics for Imaging, Inc.*	483,456	22,093,939
Fortinet, Inc.*	2,147,198	102,507,232
Manhattan Associates, Inc.*	611,746	39,653,376
Qualys, Inc.*	863,350	31,909,416
Stratasys Ltd.*	489,489	15,041,997

Distribution/wholesale—0.1%
H&E Equipment Services, Inc.	200,000	3,588,000

Diversified financial services—2.0%
Artisan Partners Asset Management, Inc., Class A	343,306	16,392,861
Stifel Financial Corp.*	1,294,742	71,146,073

Electrical components & equipment—1.8%
Acuity Brands, Inc.	319,829	64,346,397
Belden, Inc.	259,831	15,389,790

Electronics—1.5%
Coherent, Inc.*	775,641	44,948,396
Woodward, Inc.	442,322	21,833,014

Engineering & construction—0.8%
EMCOR Group, Inc.	748,882	35,819,026

Environmental control—1.9%
Waste Connections, Inc.	1,688,780	84,658,541

COMMON STOCKS—97.7%	Shares	Value
Food—3.1%
Pinnacle Foods, Inc.	493,988	$22,204,761
The Hain Celestial Group, Inc.*	601,548	40,893,233
The WhiteWave Foods Co.*	1,216,113	62,775,753
United Natural Foods, Inc.*	298,195	13,576,818

Healthcare products—6.9%
Natus Medical, Inc.*	1,439,443	65,005,246
NuVasive, Inc.*	440,055	24,207,426
Sirona Dental Systems, Inc.*	550,528	57,133,796
Thoratec Corp.*	1,424,253	90,140,972
West Pharmaceutical Services, Inc.	632,499	37,867,715
ZELTIQ Aesthetics, Inc.*	984,983	33,834,166

Healthcare services—4.2%
Acadia Healthcare Co., Inc.*	514,606	41,055,267
Air Methods Corp.*	447,492	17,626,710
Centene Corp.*	1,312,337	92,034,194
HealthSouth Corp.	852,305	38,950,338

Home builders—0.4%
KB Home	1,155,868	18,470,771

Home furnishings—1.1%
Universal Electronics, Inc.*	980,312	50,819,374

Household products/wares—1.0%
Tumi Holdings, Inc.*	2,219,281	42,721,159

Insurance—2.0%
Enstar Group Ltd.*	192,849	30,853,912
MGIC Investment Corp.*	2,907,890	32,190,342
ProAssurance Corp.	526,745	25,436,516

Internet—1.4%
HomeAway, Inc.*	1,040,576	31,258,903
WebMD Health Corp.*	420,191	18,311,924
Zillow Group, Inc., Class A*	188,196	15,337,974

Leisure time—1.4%
Brunswick Corp.	931,892	49,474,146
Intrawest Resorts Holdings, Inc.*	1,519,339	15,147,810

Machinery-diversified—1.4%
Chart Industries, Inc.*	619,091	16,901,184
Cognex Corp.	991,148	44,869,270

Media—0.5%
Houghton Mifflin Harcourt Co.*	857,956	22,418,390

Mining—0.4%
Alcoa, Inc.	1,906,135	18,813,549

Miscellaneous manufacturer—2.3%
Colfax Corp.*	771,811	29,436,872
Hexcel Corp.	1,056,896	54,842,333
Proto Labs, Inc.*	248,071	18,697,111

Oil & gas—2.3%
Diamondback Energy, Inc.*	330,900	22,269,570
Gulfport Energy Corp.*	1,057,483	34,643,143
Rice Energy, Inc.*	500,000	9,025,000
RSP Permian, Inc.*	1,450,310	35,967,688

Oil & gas services—0.9%
Geospace Technologies Corp.*	689,554	12,025,822
Thermon Group Holdings, Inc.*	1,251,908	30,208,540

Pharmaceuticals—10.0%
ACADIA Pharmaceuticals, Inc.*	478,065	23,334,353
Anacor Pharmaceuticals, Inc.*	665,144	99,232,833
Chimerix, Inc.*	651,380	35,005,161
DexCom, Inc.*	424,962	35,973,033

        |     The accompanying notes are an integral part of the Investment Portfolios.

Investment Portfolios

(UNAUDITED) | 07.31.2015

EAGLE SMALL CAP GROWTH FUND (cont’d)

COMMON STOCKS—97.7%	Shares	Value
Pharmaceuticals (cont’d)
Diplomat Pharmacy, Inc.*	224,588	$10,371,474
Enanta Pharmaceuticals, Inc.*	635,252	32,175,514
Keryx Biopharmaceuticals, Inc.*	2,379,427	18,987,827
Neurocrine Biosciences, Inc.*	602,664	30,205,520
Ophthotech Corp.*	551,756	37,348,364
Portola Pharmaceuticals, Inc.*	738,719	36,522,267
Prestige Brands Holdings, Inc.*	835,655	39,793,891
Receptos, Inc.*	213,408	48,627,147

Real estate investment trusts (REITs)—1.8%
The GEO Group, Inc.	1,283,247	48,442,574
Two Harbors Investment Corp.	3,249,436	33,209,236

Retail—7.7%
Buffalo Wild Wings, Inc.*	136,283	26,654,229
Burlington Stores, Inc.*	443,288	24,398,572
Chuy’s Holdings, Inc.*	1,016,268	28,872,174
Cracker Barrel Old Country Store, Inc.	162,358	24,660,557
Domino’s Pizza, Inc.	375,205	42,713,337
Genesco, Inc.*	1,402,143	90,704,631
Jack in the Box, Inc.	307,473	29,209,935
Restoration Hardware Holdings, Inc.*	213,679	21,679,871
Vitamin Shoppe, Inc.*	1,574,932	57,894,500

Semiconductors—5.0%
Ambarella, Inc.*	88,069	10,204,555
Cavium, Inc.*	1,014,448	68,779,575
IPG Photonics Corp.*	631,923	58,275,939
Qorvo, Inc.*	505,940	29,319,223
Teradyne, Inc.	811,000	15,619,860
Veeco Instruments, Inc.*	1,605,066	41,539,108

Software—9.9%
ANSYS, Inc.*	359,070	33,806,440
Aspen Technology, Inc.*	565,366	25,090,943
Cornerstone OnDemand, Inc.*	873,143	31,485,537
Demandware, Inc.*	342,751	25,898,265
Guidewire Software, Inc.*	523,995	30,941,905
MedAssets, Inc.*	1,039,484	24,219,977
Medidata Solutions, Inc.*	530,191	28,524,276
Proofpoint, Inc.*	1,132,558	73,276,503
PTC, Inc.*	1,511,888	54,957,129
RealPage, Inc.*	1,102,340	21,164,928
The Ultimate Software Group, Inc.*	396,599	73,057,502
Tyler Technologies, Inc.*	168,293	23,483,605

Telecommunications—0.7%
Finisar Corp.*	1,819,248	31,673,108

Transportation—0.9%
Landstar System, Inc.	570,617	41,101,543
Total common stocks (cost $3,071,278,945)		4,384,397,973

Total investment portfolio (cost $3,071,278,945) 97.7% ‡		4,384,397,973

Other assets in excess of liabilities 2.3%		103,397,302

Net assets 100.0%		$4,487,795,275

*	Non-income producing security
‡	As of July 31, 2015, aggregate cost for federal income tax purposes was $3,092,647,927. Net unrealized appreciation (depreciation) on a tax-basis was $1,291,750,046, including aggregate gross unrealized appreciation and depreciation of $1,433,203,159 and $(141,453,113), respectively. The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales.

Sector allocation
Sector	Percent of net assets
Consumer, non-cyclical	34.7%
Technology	19.6%
Consumer, cyclical	15.0%
Industrial	12.5%
Financial	7.0%
Energy	3.2%
Basic materials	3.1%
Communications	2.6%

The accompanying notes are an integral part of the Investment Portfolios.    |

Investment Portfolios

(UNAUDITED) | 07.31.2015

EAGLE SMALLER COMPANY FUND

COMMON STOCKS—97.8%	Shares		Value
Advertising—0.7%
MDC Partners, Inc., Class A	33,544		$591,381

Aerospace/defense—1.8%
Esterline Technologies Corp.*	5,840		517,774
HEICO Corp.	19,512		1,069,843

Apparel—1.5%
Iconix Brand Group, Inc.*	21,190		460,459
Steven Madden Ltd.*	20,856		869,278

Auto parts & equipment—1.4%
Gentherm, Inc.*	24,749		1,245,617

Banks—5.7%
Eagle Bancorp, Inc.*	19,146		850,083
Signature Bank*	9,003		1,310,747
South State Corp.	10,345		804,013
Texas Capital Bancshares, Inc.*	15,295		901,487
Western Alliance Bancorporation*	35,425		1,198,428

Biotechnology—1.5%
Bio-Rad Laboratories, Inc., Class A*	9,012		1,358,469

Chemicals—3.1%
Balchem Corp.	22,135		1,254,390
Platform Specialty Products Corp.*	32,756		762,232
Sensient Technologies Corp.	10,487		717,206

Commercial services—3.7%
Gartner, Inc.*	7,342		650,281
Healthcare Services Group, Inc.	28,808		1,005,687
Monro Muffler Brake, Inc.	12,904		816,178
Ritchie Bros Auctioneers, Inc.	30,754		830,973

Computers—0.8%
Qualys, Inc.*	19,221		710,408

Diversified financial services—6.6%
Ellie Mae, Inc.*	10,177		798,386
Evercore Partners, Inc., Class A	16,517		971,200
Financial Engines, Inc.	21,190		971,773
PRA Group, Inc.*	20,549		1,305,889
The NASDAQ OMX Group, Inc.	16,462		840,056
WageWorks, Inc.*	19,335		965,783

Electric—1.0%
ALLETE, Inc.	17,963		867,433

Electronics—1.8%
Control4 Corp.*	69,848		579,739
FLIR Systems, Inc.	32,866		1,011,944

Environmental control—0.7%
Clean Harbors, Inc.*	12,847		636,183

Food—2.4%
J & J Snack Foods Corp.	7,788		921,788
TreeHouse Foods, Inc.*	15,017		1,230,793

Healthcare products—9.1%
Align Technology, Inc.*	9,908		621,232
Bio-Techne Corp.	9,915		1,084,503
Globus Medical, Inc., Class A*	35,949		1,008,729
ICU Medical, Inc.*	8,399		839,228
Integra LifeSciences Holdings Corp.*	18,427		1,181,723
NuVasive, Inc.*	14,789		813,543
SeaSpine Holdings Corp.*	0	#	5
Sirona Dental Systems, Inc.*	5,511		571,931
STERIS Corp.	19,608		1,355,501
West Pharmaceutical Services, Inc.	10,069		602,831

COMMON STOCKS—97.8%	Shares	Value
Healthcare services—3.9%
Acadia Healthcare Co., Inc.*	13,992	$1,116,282
AmSurg Corp.*	18,542	1,330,203
MEDNAX, Inc.*	12,063	1,021,012

Household products/wares—0.8%
Tumi Holdings, Inc.*	35,815	689,439

Housewares—0.8%
The Toro Co.	11,012	752,450

Insurance—2.1%
AmTrust Financial Services, Inc.	12,070	838,986
Selective Insurance Group, Inc.	33,574	1,034,415

Internet—0.8%
j2 Global, Inc.	10,512	740,045

Iron/steel—0.7%
Steel Dynamics, Inc.	29,586	592,608

Leisure time—1.6%
Jarden Corp.*	25,593	1,407,615

Machinery-diversified—2.7%
Cognex Corp.	15,996	724,139
Graco, Inc.	10,622	759,367
IDEX Corp.	11,901	904,833

Miscellaneous manufacturer—4.0%
A.O. Smith Corp.	10,593	760,789
AptarGroup, Inc.	14,570	987,700
CLARCOR, Inc.	12,866	774,147
Proto Labs, Inc.*	13,682	1,031,213

Oil & gas—2.0%
Carrizo Oil & Gas, Inc.*	15,407	587,469
SM Energy Co.	19,055	706,369
Whiting Petroleum Corp.*	25,305	518,499

Oil & gas services—1.4%
Core Laboratories N.V.	4,728	518,331
Helix Energy Solutions Group, Inc.*	42,768	357,968
Superior Energy Services, Inc.	22,982	390,694

Packaging & containers—1.9%
Berry Plastics Group, Inc.*	36,093	1,175,188
Silgan Holdings, Inc.	8,844	472,889

Pharmaceuticals—3.3%
Akorn, Inc.*	22,012	1,014,973
Catalent, Inc.*	26,542	904,551
Prestige Brands Holdings, Inc.*	20,641	982,925

Pipelines—1.1%
Primoris Services Corp.	51,946	942,820

Real estate—1.2%
HFF, Inc., Class A	24,248	1,111,528

Real estate investment trusts (REITs)—4.5%
American Assets Trust, Inc.	24,439	1,017,151
Corporate Office Properties Trust	42,995	994,475
Hudson Pacific Properties, Inc.	27,586	849,097
Pebblebrook Hotel Trust	29,059	1,182,701

Retail—7.4%
Bloomin’ Brands, Inc.	50,226	1,169,763
Casey’s General Stores, Inc.	10,068	1,029,101
Copart, Inc.*	14,905	537,027
Mattress Firm Holding Corp.*	21,596	1,335,712
MSC Industrial Direct Co., Inc., Class A	11,011	784,644
Popeyes Louisiana Kitchen, Inc.*	15,741	955,164

        |     The accompanying notes are an integral part of the Investment Portfolios.

Investment Portfolios

(UNAUDITED) | 07.31.2015

EAGLE SMALLER COMPANY FUND (cont’d)

COMMON STOCKS—97.8%	Shares	Value
Retail (cont’d)
Texas Roadhouse, Inc.	19,743	$777,677

Semiconductors—2.7%
Cavium, Inc.*	7,741	524,840
Diodes, Inc.*	39,485	876,172
Power Integrations, Inc.	26,317	1,020,047

Software—6.0%
Constant Contact, Inc.*	33,801	873,418
Monotype Imaging Holdings, Inc.	26,695	665,506
Qlik Technologies, Inc.*	19,915	805,761
SolarWinds, Inc.*	33,957	1,354,545
SPS Commerce, Inc.*	10,291	742,496
Tangoe, Inc.*	81,359	896,576

Telecommunications—4.0%
NeuStar, Inc., Class A*	26,917	830,928
NICE-Systems Ltd., Sponsored ADR	22,887	1,477,584
Plantronics, Inc.	21,210	1,231,877

Transportation—3.1%
Genesee & Wyoming, Inc., Class A*	14,334	1,020,868
Landstar System, Inc.	13,516	973,557
Roadrunner Transportation Systems, Inc.*	29,530	773,095
Total common stocks (cost $72,802,559)		86,954,356

Total investment portfolio (cost $72,802,559) 97.8% ‡		86,954,356

Other assets in excess of liabilities 2.2%		1,958,378

Net assets 100.0%		$88,912,734

*	Non-income producing security
‡	As of July 31, 2015, aggregate cost for federal income tax purposes was $73,234,634. Net unrealized appreciation (depreciation) on a tax-basis was $13,719,722, including aggregate gross unrealized appreciation and depreciation of $17,804,298 and $(4,084,576), respectively. The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales.
#	Shares less than 0.5

ADR—American depository receipt

Sector allocation

Sector	Percent of net assets
Consumer, non-cyclical	24.7%
Financial	20.1%
Industrial	16.0%
Consumer, cyclical	12.7%
Technology	9.5%
Communications	5.5%
Energy	4.5%
Basic materials	3.8%
Utilities	1.0%

The accompanying notes are an integral part of the Investment Portfolios.    |

Notes to Investment Portfolios

(UNAUDITED) | 07.31.2015

NOTE 1 | Organization and investment objective | The Eagle Series Trust (the “Eagle Series Trust”) is organized as a separate Massachusetts business trust. The Eagle Series Trust offers shares in the following series (each a “Fund” and collectively the “Funds”) and are advised by Eagle Asset Management, Inc. (“Eagle” or “Manager”). Each Fund is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company.

The Eagle Family of Funds consists of the Eagle Capital Appreciation Fund, the Eagle Growth & Income Fund and the Eagle Series Trust (each a “Trust” and collectively the “Trusts”). Members of the Board of Trustees (“Board”) for the Trusts may serve as Trustees for one or more of the Trusts.

The Eagle Series Trust currently offers shares in six series:

•	The Eagle International Stock Fund (“International Stock Fund”) seeks capital appreciation,

•	The Eagle Investment Grade Bond Fund (“Investment Grade Bond Fund”) seeks current income and preservation of capital,

•	The Eagle Mid Cap Growth Fund (“Mid Cap Growth Fund”) seeks long-term capital appreciation,

•	The Eagle Mid Cap Stock Fund (“Mid Cap Stock Fund”) seeks long-term capital appreciation,

•	The Eagle Small Cap Growth Fund (“Small Cap Growth Fund”) seeks long-term capital appreciation, and

•	The Eagle Smaller Company Fund (“Smaller Company Fund”) seeks capital growth.

The Eagle Series Trust also includes the Eagle Tax-Exempt Bond Fund which is not currently offered for sale.

Class offerings | Each Fund is authorized and currently offers Class A, Class C, Class I, Class R-3, Class R-5 and Class R-6 shares to qualified buyers.

•	For all Funds except the Investment Grade Bond Fund, Class A shares are sold at a maximum front-end sales charge of 4.75%. For the Investment Grade Bond Fund, Class A shares are sold at a maximum front-end sales charge of 3.75%. Class A share investments greater than $1 million, which are not sold subject to a sales charge, may be subject to a contingent deferred sales charge (“CDSC”) of up to 1% of the lower of net asset value (“NAV”) or purchase price if redeemed within 18 months of purchase.

•	Class C shares are sold subject to a CDSC of 1% of the lower of NAV or purchase price if redeemed within one year of purchase. Effective July 1, 2015, Eagle has agreed to waive the CDSC for purchases of Class C shares of the International Stock Fund. This waiver will expire on February 29, 2016, at the time of the new prospectus.

•	Class I, Class R-3, Class R-5, and Class R-6 shares are each sold without a front-end sales charge or a CDSC to qualified buyers.

NOTE 2 | Significant accounting policies | The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 – Investment Companies, which is part of U.S. GAAP.

Use of estimates | The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.

Valuation of securities | The price of each Fund’s shares is based on the NAV per share of each class of a Fund. The Funds determine the NAV of their shares on each day the New York Stock Exchange (“NYSE”) is open for business, as of the close of the regular trading session (typically 4:00 p.m. Eastern Time) (“NYSE Close”), or earlier NYSE closing time that day. If the NYSE or other securities exchange modifies the published closing price of securities traded on that exchange after the NAV is calculated, the Manager is not required to recalculate the NAV.

Generally, the Funds value securities for which market quotations are readily available at market value; however, a Fund may adjust the market quotation price of securities traded in foreign markets to reflect events that occur between the close of those markets and the time of the Fund’s determination of the NAV.

A market quotation may be considered unreliable or unavailable for various reasons, such as:

•	The quotation may be stale;

•	The security is not actively traded;

•	Trading on the security halted before the close of the trading market;

•	The security is newly issued;

•	Issuer-specific events occurred after the security halted trading; or

Notes to Investment Portfolios

(UNAUDITED) | 07.31.2015

•	Because of the passage of time between the close of the market on which the security trades and the close of the NYSE.

Issuer-specific events may cause the last market quotation to be unreliable. Such events may include:

•	A merger or insolvency;

•	Events which affect a geographical area or an industry segment, such as political events or natural disasters; or

•	Market events, such as a significant movement in the U.S. markets.

For most securities, both the latest transaction prices and adjustments for securities traded in foreign markets are furnished by Board approved independent pricing services. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using Pricing and Valuation Procedures (“Procedures”) approved by the Board. A Fund may fair value small-cap securities, for example, that are thinly traded or illiquid. Fair value requires consideration of appropriate factors, including indications of fair value available from independent pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their NAV.

Pursuant to the Procedures, the Board has delegated the day-to-day responsibility for applying and administering the Procedures to Eagle. A valuation committee (“Valuation Committee”) comprised of certain officers of the Trusts and other employees of the Manager, the composition of which may change from time to time, follows fair valuation guidelines as set forth in the Procedures to make fair value determinations on all securities and assets for which market quotations are unavailable or unreliable.For securities fair valued by the Valuation Committee, Eagle checks fair value prices by comparing the fair value of the security with values that are available from other sources (if any). Eagle compares the fair value of the security to the next-day opening price or next actual sale price, when applicable. Eagle documents and reports to the Valuation Committee such comparisons when they are made. The Valuation Committee reports such comparisons to the Board at their regularly scheduled meetings. The Board retains the responsibility for periodic review and consideration of the appropriateness of any fair value pricing methodology established or implemented for a Fund. Fair value pricing methods, the Procedures and independent pricing services can change from time to time as approved by the Board, and may occur as a result of lookback testing results or changes in industry best practices.

There can be no assurance, however, that a fair value price used by a Fund on any given day will more accurately reflect the market value of a security than the market price of such security on that day, as fair valuation determinations may involve subjective judgments made by the Valuation Committee. Fair value pricing may deter shareholders from trading a Fund’s shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:

•	Domestic exchange-traded equity securities | Market quotations are generally available and reliable for domestic exchange-traded equity securities. If the prices provided by the independent pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

•	Foreign exchange-traded equity securities | If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the NYSE Close, closing market quotations may become unreliable. Consequently, fair valuation of securities may occur on a daily basis. The Valuation Committee, using the Procedures, may fair value a security if certain events occur between the time trading ends in a foreign market on a particular security and the Fund’s NAV calculation. The Valuation Committee, using the Procedures, may also fair value a particular security if the events are significant and make the closing price unavailable or unreliable. If an issuer-specific event has occurred that a Fund or Eagle determines, in its judgment, is likely to have affected the closing price of a foreign security, the security will be priced at fair value. Eagle also utilizes a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the NYSE Close. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by an independent pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Securities primarily traded on foreign markets may trade on days that are not business days of the Funds. Because the NAV of a Fund’s shares is determined only on business days of the Fund, the value of the securities of a Fund that invests in foreign securities may change on days when shareholders would not be able to purchase or redeem shares of the Fund.

•	Fixed income securities | Government bonds, corporate bonds, asset-backed bonds, municipal bonds, convertible securities, including high yield or junk bonds, and debt securities with a maturity of sixty (60) days or less as of the valuation date, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the independent pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. If the prices provided by the pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

Notes to Investment Portfolios

(UNAUDITED) | 07.31.2015

•	Futures and options | Futures and options are valued on the basis of market quotations, if available and reliable. If the prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures. During the period ended July 31, 2015, none of the Funds held any futures or options.

•	Investment companies and exchange-traded funds (ETFs) | Investments in other investment companies are valued at their reported NAV. Investments in ETFs are valued on the basis of market quotations, if available and reliable. If the prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

Fair value measurements | Each Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;

Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and

Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. A Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

The following is a summary of the inputs used to value each Fund’s investments as of July 31, 2015.

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Total
International Stock Fund
Common stocks (a)	$—	$14,776,567	$14,776,567
Total investment portfolio	$—	$14,776,567	$14,776,567
Investment Grade Bond Fund
Corporate bonds (a)	$—	$22,834,355	$22,834,355
Mortgage and asset-backed securities	—	17,319,315	17,319,315
U.S. Treasuries	—	5,502,797	5,502,797
U.S. Government agency securities	—	2,032,685	2,032,685
Supranational banks	—	1,511,268	1,511,268
Total investment portfolio	$—	$49,200,420	$49,200,420
Mid Cap Growth Fund
Common stocks (a)	$1,036,125,304	$—	$1,036,125,304
Total investment portfolio	$1,036,125,304	$—	$1,036,125,304
Mid Cap Stock Fund
Common stocks (a)	$330,961,783	$—	$330,961,783
Total investment portfolio	$330,961,783	$—	$330,961,783

Notes to Investment Portfolios

(UNAUDITED) | 07.31.2015

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Total
Small Cap Growth Fund
Common stocks (a)	$4,384,397,973	$—	$4,384,397,973
Total investment portfolio	$4,384,397,973	$—	$4,384,397,973
Smaller Company Fund
Common stocks (a)	$86,954,356	$—	$86,954,356
Total investment portfolio	$86,954,356	$—	$86,954,356

(a)	Please see the investment portfolio for detail by industry.

The Funds recognize transfers between levels at the end of the reporting period. During the period ended July 31, 2015, none of the Funds had any investments classified as Level 3, and there were no transfers in or out of Levels 1, 2, or 3.

Foreign currency transactions | The books and records of each Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and other liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investment transactions. Net realized gain (loss) on foreign currency transactions and the net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies include gains and losses between trade and settlement date on securities transactions, gains and losses arising from the purchase and sale of forward foreign currency exchange contracts and gains and losses between the ex and payment dates on dividends, interest and foreign withholding taxes.

Forward foreign currency exchange contracts | Each of the Funds, except the Small Cap Growth Fund, is authorized to enter into forward foreign currency exchange contracts which are used primarily to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities. Forward foreign currency exchange contracts are valued in U.S. dollars based upon forward exchange rates provided by an independent pricing service as of the close of the NYSE each valuation day and the unrealized gain or loss is included in the related Statement of Assets and Liabilities, as reflected in the Eagle Mutual Funds Semiannual Report (“Semiannual Report”) for the fiscal period ended April 30, 2015. When the contracts are closed, the gain or loss is realized. Realized and unrealized gains and losses are included in the related Statement of Operations, as reflected in the Semiannual Report for the fiscal year ended April 30, 2015. Risks may arise from unanticipated movements in the currency’s value relative to the U.S. dollar and from the possible inability of counter-parties to meet the terms of their contracts. During the period ended July 31, 2015, none of the Funds held forward foreign currency exchange contracts.

Real estate investment trusts (“REIT(s)”) | There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates. Dividend income is recorded at the Manager’s estimate of the income included in distributions from the REITs. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of the investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the Funds’ fiscal year-end and may differ from the estimated amounts.

Repurchase agreements | Each Fund may enter into repurchase agreements whereby a Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred. During the period ended July 31, 2015, none of the Funds held any repurchase agreements.

Revenue recognition | Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Foreign taxes | The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Funds may also be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may or may not be recoverable. The Funds accrue such taxes and recoveries as applicable, when the related income or capital gains are earned and based upon the current interpretation of tax rules and regulations that exist in the markets in which a Fund invests. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors.

Notes to Investment Portfolios

(UNAUDITED) | 07.31.2015

Expenses | Each Fund is charged for certain expenses which are directly attributable to it and certain other expenses which are allocated proportionately among the Eagle Family of Funds based upon methods approved by the Board. Expenses that are directly attributable to a specific class of shares, such as distribution fees, shareholder servicing fees and administrative fees, are charged directly to that class of shares. Other expenses of each Fund are allocated to each class of shares based upon its relative percentage of net assets. The Funds have entered into an arrangement with the custodian whereby each Fund receives credits on uninvested cash balances which are used to offset a portion of each Fund’s expenses. These custodian credits are shown as “Expense offsets” in the related Statement of Operations, as reflected in the Semiannual Report for the fiscal period ended April 30, 2015.

Class allocations | Each class of shares has equal rights to earnings and assets except that each class may bear different expenses for administration, distribution and/or shareholder services. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative percentage of net assets.

Distributions | Each Fund, except the Investment Grade Bond Fund, distributes net investment income annually. Distributions of net investment income in the Investment Grade Bond Fund are made monthly. Net realized gains from investment transactions during any particular fiscal year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to each applicable Fund, will be distributed to shareholders annually in the following fiscal year. Each Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Other | In the normal course of business the Funds enter into contracts that contain a variety of representations and warranties, which provide general indemnifications.

The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the risk of loss to each Fund is expected to be remote.

NOTE 3 | Federal income taxes and distributions | Each Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. Accordingly, no provision for federal income taxes is required since each of the Funds intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains.

Federal income tax regulations differ from U.S. GAAP; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and net realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character; these adjustments have no effect on net assets or NAV per share. Financial reporting records are not adjusted for temporary differences.

NOTE 4 | Subsequent events | Effective September 1, 2015, U.S. Bancorp Fund Services LLC (“USBFS”) became the transfer agent, fund accountant and sub-administrator for the Funds and U.S. Bank, N.A. became the Funds’ custodian. The Manager has evaluated subsequent events through September 17, 2015. Eagle has determined that no additional material events or transactions would require recognition or disclosure in the Funds’ financial statements.

Item 2. Controls and Procedures

(a)

Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of Eagle Series Trust have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)

There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) of Eagle Series Trust that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, its internal controls over financial reporting.

Item 3. Exhibits

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of Eagle Series Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EAGLE SERIES TRUST
Date: September 17, 2015

/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

EAGLE SERIES TRUST
Date: September 17, 2015
/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer

Date: September 17, 2015
/s/ Carolyn Gill
Carolyn Gill
Principal Financial Officer